Unit Activity - Additional information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 10, 2021 shares	Sep. 10, 2021 USD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 07, 2021 shares	Dec. 31, 2020 shares
Limited Partners' Capital Account [Line Items]
Number of general partner units issued				640,278		615,117
General Partner Unit [Member]
Limited Partners' Capital Account [Line Items]
Amount of contribution | $		$ 450
Number of general partner units issued		25,161
Number of units sold				25,161
Amount of net proceeds, after sale commissions | $				$ 451
General Partner Unit [Member] | Partnership [Member]
Limited Partners' Capital Account [Line Items]
Ownership interest (in percent)		1.83%
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Number of units in exchange of IDRs				673,080	673,080
Number of units sold			41,940
Average gross sales price per unit | $ / shares			$ 20.06
Amount of net proceeds, after sale commissions | $			$ 830
Amount of sales commissions paid | $			$ 10
Number of units converted				215,292
Class B Units
Limited Partners' Capital Account [Line Items]
Number of units in exchange of IDRs				673,080	673,080
Number of units converted	84,135
Units conversion ratio	1